AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Principal				Principal
	Amount†		Value		Amount†		Value

Corporate Bonds and Notes - 61.8%				Quicken Loans, Inc.
				5.750%, 05/01/25 [1]	$1,815,000		$1,871,719
Financials - 21.3%
				Realty Income Corp.
Ally Financial, Inc.				5.750%, 01/15/21	2,125,000		2,203,778
4.125%, 02/13/22	$7,915,000		$8,093,087
8.000%, 11/01/31	1,267,000		1,751,628	Royal Bank of Scotland Group PLC (United
Alta Wind Holdings LLC				Kingdom)
7.000%, 06/30/35[1]	4,802,478		5,591,224	6.125%, 12/15/22	4,650,000		5,031,585
				Societe Generale, S.A. (France)
American International Group, Inc.				4.750%, 11/24/25[1]	11,000,000		11,815,128
4.875%, 06/01/22	560,000		598,476	5.200%, 04/15/21 [1]	7,000,000		7,311,635
Banco Santander, S.A. (Spain)				Springleaf Finance Corp.
5.179%, 11/19/25 [2]	17,200,000		18,976,406
				8.250%, 10/01/23	8,015,000		9,337,475
Bank of America Corp.				Weyerhaeuser Co.
(3 month LIBOR + 1.040%)				6.875%, 12/15/33	12,890,000		17,170,146
3.419%, 12/20/28 [3]	12,410,000		12,961,016
				Total Financials			262,356,659
Brighthouse Financial Inc.
4.700%, 06/22/47	890,000		793,979	Industrials - 38.2%
Citigroup, Inc.				America Movil SAB de CV (Mexico)
5.130%, 11/12/19	5,835,000	NZD	3,667,407	6.450%, 12/05/22	169,300,000	MXN	8,257,386
Cooperatieve Centrale				American Airlines 2016-2 Class B Pass
Raiffeisen-Boerenleenbank (Netherlands)				Through Trust
				4.375%, 06/15/24[1]	19,375,000		19,950,437
3.875%, 02/08/22	9,090,000		9,473,418
3.950%, 11/09/22	2,190,000		2,280,927	American Airlines 2016-3 Class B Pass
Equifax, Inc.				Through Trust
7.000%, 07/01/37	4,421,000		5,708,217	3.750%, 10/15/25	6,987,106		7,096,665
The Goldman Sachs Group, Inc.				American Airlines 2017-1B Class B Pass
6.750%, 10/01/37	9,880,000		13,336,855	Through Trust
				Series B
iStar, Inc.
3.125%, 09/15/22 [4]	2,055,000		2,176,184	4.950%, 02/15/25	3,191,285		3,366,632
				American Airlines 2017-2 Class B Pass
Jefferies Group LLC				Through Trust
5.125%, 01/20/23	8,800,000		9,469,961	Series B
JPMorgan Chase & Co.				3.700%, 10/15/25	2,602,298		2,616,675
4.125%, 12/15/26	11,005,000		12,007,927	APL, Ltd.
Lloyds Banking Group PLC (United Kingdom)				8.000%, 01/15/24	250,000		215,025
4.582%, 12/10/25	20,972,000		22,025,344	Apple, Inc.
Marsh & McLennan Cos., Inc.				1.800%, 05/11/20	18,480,000		18,467,793
5.875%, 08/01/33 [2]	8,295,000		10,784,973
				ArcelorMittal (Luxembourg)
MBIA Insurance Corp.				6.750%, 03/01/41[5]	11,065,000		13,059,065
(3 month LIBOR + 11.260%)				7.000%, 10/15/39[5]	6,604,000		7,998,186
13.563%, 01/15/33 [1,3]	525,000		370,781
				AT&T, Inc.
Morgan Stanley				3.400%, 05/15/25	13,530,000		14,116,454
3.950%, 04/23/27	17,265,000		18,261,895	4.300%, 02/15/30	14,685,000		16,157,580
GMTN, 4.350%, 09/08/26	5,000,000		5,414,627	Booking Holdings, Inc.
MTN, 6.250%, 08/09/26	11,000,000		13,337,075	0.900%, 09/15/21[2,4]	10,970,000		12,719,895
National Life Insurance Co.				CenturyLink, Inc.
10.500%, 09/15/39[1]	5,000,000		8,477,390
				Series S
Navient Corp.				6.450%, 06/15/21	5,900,000		6,195,000
5.500%, 01/25/23	14,070,000		14,527,275	Chesapeake Energy Corp.
Old Republic International Corp.				5.500%, 09/15/26[4,5]	3,080,000		1,840,300
4.875%, 10/01/24	4,915,000		5,382,561	8.000%, 06/15/27	105,000		71,421
Quicken Loans, Inc.				Choice Hotels International, Inc.
5.250%, 01/15/28 [1]	2,080,000		2,146,560	5.700%, 08/28/20	7,095,000		7,290,112

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount†	Value		Amount†	Value

Industrials - 38.2% (continued)			General Motors Co.
Continental Airlines, Inc. 2000-1 Class A-1			5.200%, 04/01/45	$2,760,000	$2,725,627
Pass Through Trust			General Motors Financial Co., Inc.
Series 00A1			5.250%, 03/01/26	9,680,000	10,500,208
8.048%, 11/01/20	$14,509	$14,998	Georgia-Pacific LLC
Continental Airlines, Inc. 2007-1 Class A			5.400%, 11/01/20[1]	5,175,000	5,353,109
Pass Through Trust			HCA, Inc.
Series 071A			4.500%, 02/15/27	3,040,000	3,259,434
5.983%, 04/19/22	12,086,906	12,755,312	7.500%, 11/06/33	75,000	90,000
Continental Airlines, Inc. 2007-1 Class B			Hewlett Packard Enterprise Co.
Pass Through Trust			6.350%, 10/15/45[5]	2,243,000	2,616,227
Series 071B			International Business Machines Corp.
6.903%, 04/19/22	956,680	989,782	1.625%, 05/15/20	5,980,000	5,968,523
Continental Resources, Inc.			INVISTA Finance LLC
3.800%, 06/01/24	2,025,000	2,063,585	4.250%, 10/15/19[1]	14,000,000	14,006,930
4.500%, 04/15/23	385,000	399,691
Corning, Inc.			Kinder Morgan Energy Partners, LP
6.850%, 03/01/29	9,142,000	11,474,744	3.500%, 09/01/23	6,685,000	6,916,601
			4.150%, 03/01/22	5,620,000	5,862,654
Cox Communications, Inc.			5.800%, 03/01/21	4,320,000	4,525,840
4.800%, 02/01/35 [1]	3,369,000	3,662,838
			KLA Corp.
Cummins, Inc.			5.650%, 11/01/34	4,590,000	5,457,617
5.650%, 03/01/98	6,460,000	8,351,812	Marks & Spencer PLC (United Kingdom)
Dell International LLC / EMC Corp.			7.125%, 12/01/37 [1]	4,725,000	5,380,094
6.020%, 06/15/26 [1]	3,270,000	3,677,373
8.100%, 07/15/36 [1]	3,110,000	3,966,991	Masco Corp.
8.350%, 07/15/46 [1]	2,990,000	3,943,652	6.500%, 08/15/32	254,000	311,420
			7.125%, 03/15/20	357,000	364,071
Delta Air Lines, Inc.			7.750%, 08/01/29	499,000	639,230
Series 071B			Methanex Corp. (Canada)
8.021%, 08/10/22	2,481,495	2,749,744	5.250%, 03/01/22	300,000	311,766
Dillard's, Inc.			Noble Energy, Inc.
7.000%, 12/01/28	225,000	247,727	3.900%, 11/15/24	3,670,000	3,847,310
Embraer Netherlands Finance BV (Netherlands)			Nuance Communications, Inc.
5.400%, 02/01/27	2,325,000	2,630,180	1.000%, 12/15/35[4]	2,140,000	2,022,300
Enable Midstream Partners, LP			1.250%, 04/01/25[4]	1,585,000	1,553,300
5.000%, 05/15/44[5]	2,725,000	2,500,728	1.500%, 11/01/35 [4]	50,000	49,970
Enbridge Energy Partners, LP			ONEOK Partners, LP
7.375%, 10/15/45	1,870,000	2,768,827	4.900%, 03/15/25	13,736,000	15,104,811
			6.200%, 09/15/43	245,000	303,045
Energy Transfer Partners, LP / Regency
Energy Finance Corp.			Owens Corning
4.500%, 11/01/23	700,000	741,194	7.000%, 12/01/36	2,715,000	3,329,609
EnLink Midstream Partners, LP			PulteGroup, Inc.
4.150%, 06/01/25	6,145,000	5,699,488	6.000%, 02/15/35	8,860,000	9,435,900
			6.375%, 05/15/33	5,135,000	5,682,391
Enterprise Products Operating LLC			Qwest Corp.
4.050%, 02/15/22	2,219,000	2,317,901	7.250%, 09/15/25	990,000	1,118,991
ERAC USA Finance LLC			Reliance Holding USA, Inc.
7.000%, 10/15/37[1]	12,000,000	16,992,535
			5.400%, 02/14/22 [1]	3,250,000	3,454,725
Ford Motor Co.			Samsung Electronics Co., Ltd. (South Korea)
6.375%, 02/01/29	1,990,000	2,116,214	7.700%, 10/01/27 [1]	1,980,000	2,292,508
Ford Motor Credit Co. LLC, GMTN			Sealed Air Corp.
4.389%, 01/08/26	28,075,000	27,938,926	5.500%, 09/15/25[1]	1,580,000	1,702,450

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount†		Value		Amount†	Value

Industrials - 38.2% (continued)				Tenaga Nasional Bhd (Malaysia)
				7.500%, 11/01/25[1]	$2,000,000	$2,497,634
SM Energy Co.
6.625%, 01/15/27 [2]	$2,155,000		$1,858,688	Total Utilities		28,857,738
Telecom Italia Capital, S. A. (Luxembourg)				Total Corporate Bonds and Notes
6.000%, 09/30/34	4,665,000		4,968,225	(Cost $677,603,049)		761,319,186
6.375%, 11/15/33	3,530,000		3,883,000	Asset-Backed Securities - 1.4%
Telefonica Emisiones SAU (Spain)				FAN Engine Securitization, Ltd. (Ireland)
4.570%, 04/27/23	900,000		970,063	Series 2013-1A, Class 1A
Time Warner Cable LLC				4.625%, 10/15/43[1,6]	9,150,285	8,692,770
5.500%, 09/01/41	805,000		866,826	Shenton Aircraft Investment I, Ltd.
The Toro Co.				(Cayman Islands)
6.625%, 05/01/37	6,810,000		8,614,517	Series 2015-1A, Class A
				4.750%, 10/15/42[1]	8,014,988	8,198,800
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	15,140,000		19,203,550	Total Asset-Backed Securities
				(Cost $17,003,896)		16,891,570
UAL 2007-1 Pass Through Trust
Series 071A				Mortgage-Backed Securities - 0.0%#
6.636%, 07/02/22	7,845,900		8,294,686	Commercial Mortgage Trust
United Airlines 2016-2 Class B				Series 2014-UBS4, Class A2
Pass Through Trust				2.963%, 08/10/47	91,097	91,382
Series 16-2				WFRBS Commercial Mortgage Trust
3.650%, 10/07/25	2,049,833		2,061,312	Series 2011-C3, Class D
United States Steel Corp.				5.856%, 03/15/44[1,3]	435,000	377,809
6.650%, 06/01/37 [2]	3,120,000		2,394,600	Total Mortgage-Backed Securities
US Airways 2011-1 Class A Pass Through				(Cost $491,292)		469,191
Series A				Municipal Bonds - 1.1%
7.125%, 10/22/23	2,015,010		2,268,297	Illinois State
Vale Overseas, Ltd. (Brazil)				5.100%, 06/01/33	1,070,000	1,158,960
6.875%, 11/21/36	1,759,000		2,228,653	Michigan Tobacco Settlement Finance Authority
Verizon Communications, Inc.				7.309%, 06/01/46	1,950,000	1,975,155
3.500%, 11/01/24	27,900,000		29,502,443	Virginia Tobacco Settlement Financing Corp.
WestRock MWV LLC				6.706%, 06/01/46	11,510,000	11,064,793
7.550%, 03/01/47	970,000		1,380,400	Total Municipal Bonds
Total Industrials			470,104,789	(Cost $13,921,990)		14,198,908
Utilities - 2.3%				U. S. Government and Agency Obligations -
DCP Midstream Operating, LP				2.2%
6.450%, 11/03/36 [1]	870,000		906,975	Fannie Mae - 0.1%
EDP Finance, B.V. (Netherlands)				FNMA,
4.900%, 10/01/19 [1]	600,000		600,000	3.000%, 07/01/27	1,185,758	1,217,748
Empresa Nacional de Electricidad S. A.				6.000%, 07/01/29	816	917
(Cayman Islands)				Total Fannie Mae		1,218,665
7.875%, 02/01/27	2,900,000		3,732,059	Freddie Mac - 0.0%#
Enel Finance International, N. V. , EMTN				FHLMC Gold,
(Netherlands)				5.000%, 12/01/31	15,121	16,326
5.750%, 09/14/40	210,000	GBP	379,834
6.000%, 10/07/39[1]	11,152,000		13,928,491	U. S. Treasury Obligations - 2.1%
Enterprise Products Operating LLC				U. S. Treasury Bonds,
3.900%, 02/15/24	6,400,000		6,812,745	3.000%, 08/15/48[2]	21,295,000	25,324,413
				Total U. S. Government and Agency Obligations
				(Cost $20,917,098)		26,559,404

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal					Principal
	Amount†		Value			Amount	Value

Foreign Government Obligations - 4.5%				Short	-Term Investments - 26.3%
Brazilian Government International Bonds					Joint Repurchase Agreements - 1.2%[8]
8.500%, 01/05/24	6,650,000	BRL	$1,767,785
10.250%, 01/10/28	5,750,000	BRL	1,730,210		Bank of Nova Scotia, dated 09/30/19, due
					10/01/19, 2.370% total to be received
Canadian When Issued Government Bond					$3,572,384 (collateralized by various
Series 0001					U. S. Government Agency Obligations, 2.500%
0.750%, 09/01/20	15,225,000	CAD	11,389,589		- 5.000%, 09/01/24 - 08/01/49, totaling
European Investment Bank Bonds					$3,643,832)	$3,572,149	$3,572,149
0.000%, 03/10/21 [7]	5,000,000	AUD	3,308,335
					Cantor Fitzgerald Securities, Inc. , dated
Mexican Bonos					09/30/19, du e 10/01/19, 2.400% total to be
Series M					received $3,572,387 (collateralized by various
8.000%, 12/07/23	122,500,000	MXN	6,499,068		U. S. Government Agency Obligations and
Mexican Bonos Bonds					U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
Series M 7.750%, 05/29/31	49,000,000	MXN	2,630,814		07/15/61, totaling $3,643,592)	3,572,149	3,572,149
Series M 20 10.000%, 12/05/24	461,500,000	MXN	26,742,866		Jefferies LLC, dated 09/30/19, due 10/01/19,
Norway Government Bonds					2.450% total to be received $3,572,392
Series 474					(collateralized by various U.S. Government
3.750%, 05/25/21 [1]	13,210,000	NOK	1,512,192		Agency Obligations, 0.000% - 5.000%,
Total Foreign Government Obligations					10/02/19 - 11/20/48, totaling $3,643,592)	3,572,149	3,572,149
(Cost $79,355,593)			55,580,859		National Bank Financial, dated 09/30/19, due
					10/01/19, 1.910% total to be received $749,726
	Shares				(collateralized by various U.S. Treasuries,
Common Stocks - 2.0%					0.000% - 5.250%, 10/01/19 - 02/15/40, totaling
					$764,680)	749,686	749,686
Communication Services - 1.0%
					RBC Dominion Securities, Inc. , dated 09/30/19,
AT&T, Inc.	314,704		11,908,399		due 10/01/19, 2.370% total to be received
Health Care - 0.4%					$3,572,384 (collateralized by various
Bristol-Myers Squibb Co.	91,569		4,643,464		U. S. Government Agency Obligations and
					U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
Information Technology - 0.6%					09/01/49, totaling $3,643,592)	3,572,149	3,572,149
Corning, Inc.	281,220		8,020,395		Total Joint Repurchase Agreements		15,038,282
Total Common Stocks					U. S. Government and Agency Obligations
(Cost $21,594,608)			24,572,258		- 22.6%
Preferred Stocks - 1.1%					U. S. Treasury Bills, 0.215%, 02/27/20 [9]	59,265,000	58,826,542
Financials - 1.0%					U. S. Treasury Bills, 0.212%, 10/10/19 [2,9]	10,000,000	9,994,709
Bank of America Corp., 7.25% [4]	7,808		11,705,832		U. S. Treasury Bills, 0.215%, 10/17/19 [2,9]	5,000,000	4,994,688
Navient Corp., 6.00% [2]	41,250		960,712		U. S. Treasury Bills, 0.751%, 11/29/19 [9]	80,000,000	79,696,150
Total Financials			12,666,544		U. S. Treasury Bills, 1.149%, 01/23/20[2,9]	24,915,000	24,773,497
Utilities - 0.1%					Federal Home Loan Bank Discount Notes,
Wisconsin Electric Power Co., 3.60%	3,946		356,285		0.965%, 11/15/19 [9]	100,020,000	99,776,200
Total Preferred Stocks					Total U. S. Government and Agency Obligations
(Cost $8,303,211)			13,022,829		(Cost $278,031,263)		278,061,786

						Shares
					Other Investment Companies - 2.5%
					Dreyfus Government Cash Management Fund,
					Institutional Shares, 1.85%[10]	10,274,266	10,274,266
					Dreyfus Institutional Preferred Government
					Money Market Fund, Institutional Shares,
					1.90% [10]	10,274,267	10,274,267

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

		Shares	Value		Shares	Value

	JPMorgan U. S. Government Money Market Fund,			Total Investments - 100.4%
	IM Shares, 1.87% [10]	10,585,609	$10,585,609	(Cost $1,163,394,424)		$1,236,848,415
Total Other Investment Companies			31,134,142	Other Assets, less Liabilities - (0.4)%		(5,278,674)
Total Short-Term Investments				Net Assets - 100.0%		$1,231,569,741
	(Cost $324,203,687)		324,234,210

†	Principal amount stated in U.S. dollars unless otherwise stated.			[8] Cash collateral received for securities lending activity was invested in these joint
# Less than 0.05%.				repurchase agreements.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This			[9] Represents yield to maturity at September 30, 2019.
	security may be resold in transactions exempt from registration, normally to qualified			[10] Yield shown represents the September 30, 2019, seven day average yield, which refers
	buyers. At September 30, 2019, the value of these securities amounted to $158,682,750			to the sum of the previous seven days' dividends paid, expressed as an annual
	or 12.9% of net assets.			percentage.
[2]	Some of these securities, amounting to $62,502,234 or 5.1% of net assets, were out on			EMTN	European Medium Term Note
	loan to various borrowers and are collateralized by cash and various U. S. Treasury			FHLMC Freddie Mac
	Obligations. See below for more information.			FNMA	Fannie Mae
[3]	Variable rate security. The rate shown is based on the latest available information as
				GMTN	Global Medium-Term Notes
of September 30, 2019. Certain variable rate securities are not based on a published
	reference rate and spread but are determined by the issuer or agent and are based			LIBOR	London Interbank Offered Rate
	on current market conditions. These securities do not indicate a reference rate and			MTN	Medium-Term Note
	spread in their description above.			CURRENCY ABBREVIATIONS:
[4]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture,			AUD	Australian Dollar
	that can be converted, at the option of the holder, for a specific number of shares of			BRL	Brazilian Real
the company’s preferred stock or common stock. The market value of convertible
	bonds and convertible preferred stocks at September 30, 2019, amounted to			CAD	Canadian Dollar
	$32,067,781 or 2.6% of net assets.			GBP	British Pound
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest			MXN	Mexico Peso
	rate that resets at specific times during its term.			NOK	Norwegian Krone
[6] Security's value was determined by using significant unobservable inputs.				NZD	New Zealand Dollar
[7]	Zero Coupon Bond.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$761,319,186	—	$761,319,186
Asset-Backed Securities	—	8,198,800	$8,692,770	16,891,570
Mortgage-Backed Securities	—	469,191	—	469,191
Municipal Bonds	—	14,198,908	—	14,198,908
U. S. Government and Agency Obligations †	—	26,559,404	—	26,559,404
Foreign Government Obligations	—	55,580,859	—	55,580,859
Common Stocks ††	$24,572,258	—	—	24,572,258
Preferred Stocks ††	13,022,829	—	—	13,022,829
Short-Term Investments
Joint Repurchase Agreements	—	15,038,282	—	15,038,282
U. S. Government and Agency Obligations	—	278,061,786	—	278,061,786
Other Investment Companies	31,134,142	—	—	31,134,142
Total Investments in Securities	$68,729,229	$1,159,426,416	$8,692,770	$1,236,848,415

† All corporate bonds and notes and U. S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U. S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
†† All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2019:
				Asset-Backed
				Securities
Balance as of December 31, 2018				$11,579,866
Accrued discounts (premiums)				3,776
Realized gain (loss)				(58,913)
Change in unrealized appreciation/depreciation				68,373
Purchases				—
Sales				(759,347)
Paydowns				(12,479,750)
Transfers in to Level 3				10,338,765
Transfers out of Level 3				—
Balance as of September 30, 2019				8,692,770
				—
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2019				$(356,676)

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2019.
The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

			Fair Value as of	Valuation	Unobservable
AMG Managers Loomis Sayles Bond Fund			September 30, 2019	Technique(s)	Inputs(s)	Range	Average
Asset-Backed Securities			$8,692,770	Market Approach	Recent Trade Price, Indicative Bid	N/A	N/A

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
Brazil			0.6
Canada			1.3
Cayman Islands			1.3
France			2.1
Ireland			1.0
Luxembourg			3.6
Malaysia			0.3
Mexico			4.8
Netherlands			3.2
Norway			0.2
South Korea			0.2
Spain			2.2
United Kingdom			3.6
United States			75.6
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$62,502,234	$15,038,282	$48,987,443	$64,025,725

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Government Obligations		0.000%-11.000%	10/15/19-09/20/69
U. S. Treasury Obligations		0.000%-6.375%	10/03/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.